Income Taxes - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax explanatory [line items]
Applicable tax rate	20.00%	20.00%	17.00%
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	$ (682,930)	$ (1,998,662)	$ 3,819,489
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 277,670
Undistributed Earnings [Member]
Disclosure of income tax explanatory [line items]
Applicable tax rate	5.00%	5.00%	10.00%
Deferred tax assets [member]
Disclosure of income tax explanatory [line items]
Utilization Of Previously Unrecognized Tax Losses			$ 7,494,191
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense			$ 3,878,233
U-Fresh Technology Inc. (UTI) [Member]
Disclosure of income tax explanatory [line items]
Unused tax credits for which no deferred tax asset recognised	$ 154
AFPD Pte., Ltd (AUST) [Member]
Disclosure of income tax explanatory [line items]
Unused tax credits for which no deferred tax asset recognised	974,909
AUO Crystal (Malaysia) Sdn. Bhd. (ACMK) [Member]
Disclosure of income tax explanatory [line items]
Unused tax credits for which no deferred tax asset recognised	$ 6,297